The UBS Funds

Supplement to the Statements of Additional Information | July 8, 2021

Includes:

•  UBS Engage For Impact Fund

•  UBS Global Allocation Fund

•  UBS International Sustainable Equity Fund

Dear Investor,

The purpose of this supplement is to update certain information in the Statements of Additional Information ("SAIs") relating to the above-listed series of The UBS Funds, as follows:

(i) Effective June 30, 2021, Bruno Bertocci no longer serves as a portfolio manager for UBS Engage For Impact Fund or UBS International Sustainable Equity Fund, and Adam Jokich is added as a portfolio manager to UBS Engage For Impact Fund and UBS International Sustainable Equity Fund.

Therefore, the information for Bruno Bertocci under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Adam Jokich# (UBS Engage For Impact Fund, UBS International Sustainable Equity Fund)	1	$138	6	$708	199	$2,906

  #  Mr. Jokich became a portfolio manager of UBS Engage For Impact Fund and UBS International Sustainable Equity Fund on June 30, 2021. Information for Mr. Jokich is as of May 31, 2021.

Portfolio manager/Fund	Range of shares owned
Adam Jokich* (UBS Engage For Impact Fund)	None
Adam Jokich* (UBS International Sustainable Equity Fund)	None

*  Mr. Jokich became a portfolio manager of UBS Engage For Impact Fund and UBS International Sustainable Equity Fund on June 30, 2021. Information for Mr. Jokich is as of May 31, 2021.

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(ii) Effective June 23, 2021, Paul Lang no longer serves as a portfolio manager for UBS Global Allocation Fund, and Evan Brown is added as a portfolio manager to UBS Global Allocation Fund.

Therefore, the information for Paul Lang under the heading "Investment advisory, principal underwriting and other service arrangements" and the sub-heading "Portfolio managers," is deleted in its entirety and replaced with the following:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Evan Brown## (UBS Global Allocation Fund)	0	$0	0	$0	5,163	$6,261

  ##  Mr. Brown became a portfolio manager of UBS Global Allocation Fund on June 23, 2021. Information for Mr. Brown is as of May 31, 2021.

Portfolio manager/Fund	Range of shares owned
Evan Brown** (UBS Global Allocation Fund)	None

  **  Mr. Brown became a portfolio manager of UBS Global Allocation Fund on June 23, 2021. Information for Mr. Brown is as of May 31, 2021.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.